Financial Instruments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	$ 16,356	$ 18,952
Demand note due from owner	142,089	143,241
Payment activity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	16,355	18,952
Demand note due from owner	$ 142,089	$ 143,241